Issuances of Common Shares and Warrants (Tables)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Issuances of Common Shares and Warrants
Schedule for warrants
	Number of Warrants	Weighted Average Exercise Price $
Balance, August 31, 2022	2,421,983	8.04
Cancelled/expired	(7,500)	24.00
Issued	2,106,000	0.95
Balance, August 31, 2023	4,520,483	4.71
Issued	7,093,208	2.76
Expired	(300,000)	7.67
Exercised	(5,382,042)	1.11
Balance, August 31, 2024	5,931,649	5.50

Summary of warrants outstanding
Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life ~in years~

1,719,828	$6.58	0.63
483,750	0.95	2.95
314,287	2.31	3.72
102,097	5.94	3.72
4,551,019	3.06	4.63
57,190	3.83	4.63
70,000	1.25	4.90
7,298,171	$3.75	3.52

Number of Warrants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life in Years
60,798	36.00	0.20-0.24
317,190	10.50	0.68-0.69
16,667	9.00	0.54
1,719,828	6.58	1.38
483,750	0.95	3.70
314,287	2.31	4.47
2,917,032	4.75	4.47
102,097	5.94	4.47
5,931,649	5.50	3.25

Schedule of warrants activity
	Number of Warrants	Weighted Average Exercise Price
Balance, August 31, 2024	5,931,649	$5.50
Issued	4,678,209	3.04
Cancelled/Expired	(3,311,687)	5.90
Balance, May 31, 2025	7,298,171	$3.75

Schedule of stock options activity
	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Balance August 31, 2023	446,936	$3.32	3.25	$3,600
Cancelled/expired	(196,000)	2.94	4.27	-
Exercised	(2,500)	1.15	4.16	-
Granted	696,500	2.91	4.63	-
Balance August 31, 2024	944,936	$3.11	3.64	$971,959
Cancelled/expired	(47,001)	7.78	0.75	-
Granted	586,500	1.41	4.84	-
Balance May 31, 2025 (outstanding)	1,484,435	$2.29	3.74	$3,000
Balance May 31, 2025 (exercisable)	1,280,889	$2.10	3.65	$3,000

Grant Date	Granted Quantity	Exercise Price	Contractual Life (years)
10/26/2023	85,000	$1.15	5
3/15/2024	200,000	$2.93	5
4/26/2024	151,500	$2.36	5
7/26/2024	48,000	$3.39	5
7/26/2024	12,000	$3.39	2
8/31/2024	200,000	$3.92	5
	696,500	$2.91	4.95
Options	Weighted Average Exercise Price	Contractual Life (years)
41,200	$1.96	5
5,000	$2.73	5
3,400	$3.04	5
20,000	$0.87	5
69,600	$1.75	(Avg. Contractual Life) 5

Schedule of assumptions used to calculate fair value of stock options granted
May 31, 2025
Expected volatility	94-98%
Risk-free interest rate	3.57-4.18%
Expected life	2.50 years
Dividend yield	0.00%
Estimated fair value per option	$0.62-$1.72

	August 31, 2024	August 31, 2023
Expected Volatility	92%-98%	98%-119%
Risk Free interest rate	3.77%-5.03%	0.78%-3.30%
Expected life	2.5-4.0 years	5.0 years
Dividend Yield	0.00%	0.00%
Estimated fair value per option	$0.63-$2.57	$2.25-$5.10